COMMON STOCK AND WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
COMMON STOCK AND WARRANTS

13.	COMMON STOCK AND WARRANTS

Common Stock

As of March 31, 2023, 260,000,000 shares, $0.0001 par value per share are authorized, of which, 250,000,000 shares are designated as Common Stock and 10,000,000 shares are designated as preferred stock. As of March 31, 2023, there were 74,582,992 shares of Common Stock issued and outstanding and no shares of preferred stock issued or outstanding.

Holders of our Common Stock are entitled to receive dividends when, as and if declared by the board of directors of the Company, payable either in cash, in property or in shares of capital stock. As of March 31, 2023, the Company had not declared any dividends.

Legacy Airspan Warrants

The Company accounted for Legacy Airspan convertible preferred stock warrants that have been earned and are exercisable into shares of Legacy Airspan’s convertible preferred stock as liabilities pursuant to Accounting Standards Codification 480, “Distinguishing Liabilities from Equity” as the warrants were exercisable into shares of Legacy Airspan convertible preferred stock that were contingently redeemable upon events outside the control of Legacy Airspan. The warrant liability is included in other long-term liabilities on the accompanying condensed consolidated balance sheets. The warrants are remeasured and recognized at fair value at each balance sheet date. At the end of each reporting period, changes in fair value during the period are recognized as a component of other expense, net on the accompanying condensed consolidated statements of operations.

In January 2021 and February 2021, Legacy Airspan issued warrants for the purchase of 6,097 and 406, respectively, shares of Legacy Airspan Series H Convertible Preferred Stock to certain holders of Legacy Airspan Series H Senior Convertible Preferred Stock (one warrant for every two shares of Legacy Airspan Series H Senior Convertible Preferred Stock purchased in January and February 2021, respectively) with an exercise price of $61.50 per share and a 5-year term (“Series H warrants”). Legacy Airspan accounted for the initial fair value of the Series H warrants as a discount on the Legacy Airspan Series H Senior Convertible Preferred Stock issuance and recorded a corresponding warrant liability.

In October 2015, Legacy Airspan issued warrants to purchase 487,805 shares of Legacy Airspan Series D Convertible Preferred Stock to holders of its Series D Convertible Preferred Stock with an exercise price of $61.50 per share, subject to certain performance requirements (the “Series D-1 Warrants”). In June 2014, Legacy Airspan issued warrants to purchase 203,252 shares of Legacy Airspan Series D Convertible Preferred Stock to holders of Legacy Airspan Series D Convertible Preferred Stock with an exercise price of $61.50 per share, subject to certain performance requirements (the “Series D Warrants”).

The Series D Warrants expired unexercised in January 2021 and the Series D-1 Warrants and Series H warrants were converted as part of the Closing of the Business Combination and ceased to exist after the Business Combination.

Common Stock Warrants

As of March 31, 2023, there are 12,045,000 Common Stock Warrants outstanding, consisting of 11,500,000 and 545,000 Public Warrants and Private Placement Warrants, respectively.

On August 13, 2021, Airspan Networks Holdings Inc. (formerly New Beginnings Acquisition Corp.) (“NBA”) consummated a business combination transaction pursuant to a business combination agreement, dated March 8, 2021, by and among the Company, Artemis Merger Sub Corp., a Delaware corporation and wholly-owned direct subsidiary of the Company, and Airspan Networks Inc., a Delaware corporation. In connection with the closing of the business combination, the Company changed its name to Airspan Networks Holdings Inc. As part of NBA’s initial public offering, 11,500,000 Public Warrants were sold. The Public Warrants entitle the holder thereof to purchase one share of Common Stock at a price of $11.50 per share, subject to adjustment. The Public Warrants may be exercised only for a whole number of shares of Common Stock. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants will expire on August 13, 2026 at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.

The Company may redeem the Public Warrants when exercisable, in whole and not in part, at a price of $0.01 per warrant, so long as the Company provides not less than 30 days’ prior written notice of redemption to each warrant holder, and if, and only if, the reported last sale price of the Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date the Company sends the notice of redemption to the warrant holders.

Simultaneously with the Company’s initial public offering, NBA consummated a private placement of 545,000 Private Placement Warrants with its sponsor. The Private Placement Warrants are exercisable for one share of Common Stock at a price of $11.50 per share, subject to adjustment. The Private Placement Warrants are identical to the Public Warrants, except that, so long as the Private Placement Warrants are held by the initial purchaser or its permitted transferees, the Private Placement Warrants: (1) may be exercised for cash or on a cashless basis; (2) may not be transferred, assigned or sold until thirty (30) days after the date of the Closing; and (3) may not be redeemed.

Post-Combination Warrants

As of March 31, 2023, there are 9,000,000 Post-Combination Warrants outstanding.

At Closing, the Company issued Post-Combination Warrants exercisable for 9,000,000 shares of Company Common Stock. The Post-Combination Warrants include: (i) 3,000,000 Post-Combination $12.50 Warrants; (ii) 3,000,000 Post-Combination $15.00 Warrants; and (iii) 3,000,000 Post-Combination $17.50 Warrants. As of March 31, 2023, there were 3,000,000 Post-Combination $12.50 Warrants, 3,000,000 Post-Combination $15.00 Warrants, and 3,000,000 Post-Combination $17.50 Warrants outstanding. The Post-Combination Warrants may only be exercised during the period commencing on the Closing and terminating on the earlier of (i) two years following the date of the Closing and (ii) the redemption date, for a price of $12.50 per Post-Combination $12.50 Warrant, $15.00 per Post-Combination $15.00 Warrant and $17.50 per Post-Combination $17.50 Warrant.

17.	COMMON STOCK AND WARRANTS

Common Stock

As of December 31, 2022, 260,000,000 shares, $0.0001 par value per share are authorized, of which, 250,000,000 shares are designated as Common Stock and 10,000,000 shares are designated as preferred stock. As of December 31, 2022, there were 74,283,026 shares of Common Stock issued and outstanding and no shares of preferred stock issued or outstanding.

Holders of our Common Stock are entitled to receive dividends when, as and if declared by the board of directors, payable either in cash, in property or in shares of capital stock. As of December 31, 2022, the Company had not declared any dividends.

At December 31, 2022, the Company had reserved shares of Common Stock for future issuance as follows:

Plans	Number of Shares
Warrants	21,145,000
Options and RSUs under employee stock plans	12,079,924
Future grants	2,742,509
Convertible Notes	4,680,500
Total Common Stock reserved for future issuance	40,647,933

Legacy Airspan Warrants

The Company accounted for Legacy Airspan convertible preferred stock warrants that have been earned and are exercisable into shares of Legacy Airspan’s convertible preferred stock as liabilities pursuant to ASC 480, “Distinguishing Liabilities from Equity” as the warrants were exercisable into shares of Legacy Airspan convertible preferred stock that were contingently redeemable upon events outside the control of Legacy Airspan. The warrant liability is included in other long-term liabilities on the accompanying consolidated balance sheets. The warrants are remeasured and recognized at fair value at each balance sheet date. At the end of each reporting period, changes in fair value during the period are recognized as a component of other expense, net on the accompanying consolidated statements of operations.

In January 2021 and February 2021, Legacy Airspan issued warrants for the purchase of 6,097 and 406, respectively, shares of Legacy Airspan Series H Convertible Preferred Stock to certain holders of Legacy Airspan Series H Senior Convertible Preferred Stock (one warrant for every two shares of Legacy Airspan Series H Senior Convertible Preferred Stock purchased in January and February 2021, respectively) with an exercise price of $61.50 per share and a 5-year term (“Series H warrants”). Legacy Airspan accounted for the initial fair value of the Series H warrants as a discount on the Legacy Airspan Series H Senior Convertible Preferred Stock issuance and recorded a corresponding warrant liability.

In October 2015, Legacy Airspan issued warrants to purchase 487,805 shares of Legacy Airspan Series D Convertible Preferred Stock to holders of its Series D Convertible Preferred Stock with an exercise price of $61.50 per share, subject to certain performance requirements (the “Series D-1 Warrants”). In 2016, 325,203 of these warrants were exercised to purchase Legacy Airspan Series D Convertible Preferred Stock for cash, which immediately converted to Legacy Airspan Series D-1 Convertible Preferred Stock. Legacy Airspan accounted for the initial fair value of the Series D-1 warrants as a discount on the Legacy Airspan Series D Convertible Preferred Stock issuance and recorded a corresponding warrant liability. As of December 31, 2020, the remaining 162,601 Series D-1 Warrants had met the performance criteria.

In June 2014, Legacy Airspan issued warrants to purchase 203,252 shares of Legacy Airspan Series D Convertible Preferred Stock (originally 12,500 taking effect for 16.26 to 1 stock split) to holders of Legacy Airspan Series D Convertible Preferred Stock with an exercise price of $61.50 per share, subject to certain performance requirements (the “Series D Warrants”). These warrants were unvested at December 31, 2020 as the performance criteria had not been met and therefore, no liability has been recorded with respect to these instruments.

As of December 31, 2020, the Series D Warrants, Series D-1 Warrants and Series H warrants fair values were determined using a hybrid scenario approach, including a Monte Carlo simulation.

The Series D Warrants expired and the Series D-1 Warrants and Series H warrants were converted as part of the Closing of the Business Combination (Note 3) and ceased to exist after the Business Combination. As a result, no Legacy Airspan warrants were issued and outstanding as of December 31, 2022.

Common Stock Warrants

As of December 31, 2022, there are 12,045,000 Common Stock Warrants outstanding, consisting of 11,500,000 and 545,000 Public Warrants and Private Placement Warrants, respectively.

As part of NBA’s initial public offering, 11,500,000 Public Warrants were sold. The Public Warrants entitle the holder thereof to purchase one share of Common Stock at a price of $11.50 per share, subject to adjustment. The Public Warrants may be exercised only for a whole number of shares of Common Stock. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants will expire on August 13, 2026 at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.

The Company may redeem the Public Warrants when exercisable, in whole and not in part, at a price of $0.01 per warrant, so long as the Company provides not less than 30 days’ prior written notice of redemption to each warrant holder, and if, and only if, the reported last sale price of the Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date the Company sends the notice of redemption to the warrant holders.

Simultaneously with the Company’s initial public offering, NBA consummated a private placement of 545,000 Private Placement Warrants with its sponsor. The Private Placement Warrants are exercisable for one share of Common Stock at a price of $11.50 per share, subject to adjustment. The Private Placement Warrants are identical to the Public Warrants, except that, so long as the Private Placement Warrants are held by the initial purchaser or its permitted transferees, the Private Placement Warrants: (1) may be exercised for cash or on a cashless basis; (2) may not be transferred, assigned or sold until thirty (30) days after the date of the Closing; and (3) may not be redeemed.

Post-Combination Warrants

As of December 31, 2022, there are 9,000,000 Post-Combination Warrants outstanding.

At Closing, the Company issued Post-Combination Warrants exercisable for 9,000,000 shares of Company Common Stock. The Post-Combination Warrants include: (i) 3,000,000 Post-Combination $12.50 Warrants; (ii) 3,000,000 Post-Combination $15.00 Warrants; and (iii) 3,000,000 Post-Combination $17.50 Warrants. As of December 31, 2022, there were 3,000,000 Post-Combination $12.50 Warrants, 3,000,000 Post-Combination $15.00 Warrants, and 3,000,000 Post-Combination $17.50 Warrants outstanding. The Post-Combination Warrants may only be exercised during the period commencing on the Closing and terminating on the earlier of (i) two years following the date of the Closing and (ii) the redemption date, as further described below, for a price of $12.50 per Post-Combination $12.50 Warrant, $15.00 per Post-Combination $15.00 Warrant and $17.50 per Post-Combination $17.50 Warrant. On January 4, 2023, the NYSE American provided a written notice to the Company that it had halted trading in the Company’s warrants, ticker symbol MIMO WSC (the “C Warrants”), on the NYSE American due to the low trading price of the Warrants. On January 20, 2023, the NYSE American Filed a Form 25 delisting the C Warrants due to the low trading price of the C Warrants.

The Company, at its option, may redeem all, but not less than all, of the Post-Combination $12.50 Warrants, at the price of $0.01 per Post-Combination $12.50 Warrant if the last sales price of the Common Stock reported has been at least $12.50 per share, subject to adjustment per the terms of the Post-Combination $12.50 Warrant, on each of 20 trading days within the 30 trading day period commencing once the Post-Combination $12.50 Warrants become exercisable and ending on the third trading day prior to the date on which notice of redemption is given. The Company may, at its option, redeem all, but not less than all, of the Post-Combination $15.00 Warrants, at the price of $0.01 per Post-Combination $15.00 Warrant if the last sales price of the Common Stock reported has been at least $15.00 per share, subject to adjustment per the terms of the Post-Combination $15.00 Warrant, on each of 20 trading days within the 30 trading day period commencing once the Post-Combination $15.00 Warrants become exercisable and ending on the third trading day prior to the date on which notice of redemption is given. The Company may, at its option, redeem all, but not less than all, of the Post-Combination $17.50 Warrants, at the price of $0.01 per Post-Combination $17.50 Warrant if the last sales price of the Common Stock reported has been at least $17.50 per share, subject to adjustment per the terms of the Post-Combination $17.50 Warrant, on each of 20 trading days within the 30 trading day period commencing once the Post-Combination $17.50 Warrants become exercisable and ending on the third trading day prior to the date on which notice of redemption is given. The Company must mail a notice of redemption to the holders of Post-Combination Warrants being redeemed not less than 30 days prior to the redemption date. The Company may only exercise its option to redeem the Post-Combination Warrants if there is an effective registration statement covering the shares of Common Stock issuable upon exercise of the Post-Combination Warrants, and a current prospectus relating thereto, during the 30-day redemption period. The Post-Combination Warrants may be exercised for cash, or on a cashless basis, at any time after the notice of redemption has been given by the Company prior to the redemption date.